Summary of significant material accounting policies and basis of preparation - Property and equipment (Details)	12 Months Ended
Dec. 31, 2023
Furniture and fittings
Summary of significant accounting policies and basis of preparation
Useful life of property and equipment	5 years
Equipment under lease
Summary of significant accounting policies and basis of preparation
Useful life of property and equipment	2 years